Other assets - Summary of Other Assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Miscellaneous assets [abstract]
Prepayments	£ 8,157	£ 8,200
VAT receivable	978	1,545
Total other current assets	9,135	£ 9,745
Prepayments	2,580
Other long term assets	£ 2,580